Consolidated Statements of Cash Flows Supplemental Disclosure - reconciliation of liabilities arising from financing activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Bonds Payable.
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	$ 35,538	$ 35,227	$ 38,053
Non-cash changes:
Accretion	156	140	145
Cumulative translation adjustments	413	171	(2,971)
Ending balance	36,107	35,538	35,227
Lease liabilities.
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	706	767	1,175
Cash flows	(414)	(378)	(466)
Non-cash changes:
Additions		295	84
Accretion	20	28	42
Cumulative translation adjustments	2	(6)	(68)
Ending balance	$ 314	$ 706	$ 767